TAXATION - (Summary of Amounts and Expiration Dates of Operating Loss Carryforward) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,803,556
2015 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	22,352
Operating loss carryforward expiration years	2015
2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	42,388
Operating loss carryforward expiration years	2016
2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	256,584
Operating loss carryforward expiration years	2017
2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	330,088
Operating loss carryforward expiration years	2018
2019 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	1,152,144
Operating loss carryforward expiration years	2019 and thereafter